Investment income and financing costs	12 Months Ended
Mar. 31, 2019
Investment income and financing costs
Investment income and financing costs

 5. Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables as well as certain foreign exchange movements. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements

	2019	2018	2017
	€m	€m	€m
Investment income:
Amortised cost	286	339	426
Fair value through profit and loss	147	24	20
Foreign exchange	—	322	28
	433	685	474
Financing costs:
Items in hedge relationships:
Other loans	17	74	170
Interest rate and cross-currency interest rate swaps	(414)	(128)	(235)
Fair value hedging instrument	(8)	48	22
Fair value of hedged item	10	(36)	(16)
Other financial liabilities held at amortised cost:
Bank loans and overdrafts	336	317	419
Bonds and other liabilities[1]	1,567	885	1,243
Interest (credit)/charge on settlement of tax issues	(1)	(11)	47
Fair value through profit and loss:
Derivatives – options, forward starting swaps and futures	391	(75)	(244)
Foreign exchange	190	—	—
	2,088	1,074	1,406
Net financing costs	1,655	389	932

Note:

1	Includes €305 million (2018: €187 million; 2017: €272 million) of interest on foreign exchange derivatives .